SHARE-BASED COMPENSATION - Summary Of The RSUs Activity (Detail) - RSUs [Member]	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested balance at January 1, 2019	0
Granted	767,060
Vested	0
Unvested balance at December 31, 2019	767,060